Net Income (Loss) From Financial Assets And Liabilities At Fair Value Through Profit Or Loss	12 Months Ended
Mar. 31, 2021
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Net Income (Loss) From Financial Assets And Liabilities At Fair Value Through Profit Or Loss
30	NET INCOME (LOSS) FROM FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
Net income (loss) from financial assets and liabilities at fair value through profit or loss for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Net income (loss) from financial assets mandatorily at fair value through profit or loss:
Net income (loss) from debt instruments	¥262,396	¥(23,557)	¥53,048
Net income from equity instruments	23,687	1,618	1,607
Net loss from financial liabilities designated at fair value through profit or loss	(6,071)	—	—

Total net income (loss) from financial assets and liabilities at fair value through profit or loss	¥280,012	¥(21,939)	¥54,655